CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Formation and operating costs	$ 780,811	$ 173,155	$ 210,021	$ 2,746,966	$ 806,028
Loss from operations	(780,811)	(173,155)	(210,021)	(2,746,966)	(806,028)
Other income (expense):
Transaction costs allocated to warrant and FPA liabilities		0	(1,381,051)		(1,381,051)
Change in fair value of warrant liability	6,880,500	1,529,000	(2,548,333)	16,054,501	(17,328,667)
Loss on change in fair value of FPA liability					(10,399,002)
Change in fair value of FPA liability		(2,299,616)	(5,293,037)	7,494,372	(10,399,002)
Gain on termination of FPA	0			3,160,168
Other income (expense), net	6,880,500	(770,616)	(9,222,421)	26,709,041
Net income (loss)	$ 6,099,689	$ (943,771)	$ (9,432,442)	$ 23,962,075	$ (29,914,748)
Non-redeemable Ordinary Shares
Other income (expense):
Weighted average shares outstanding, basic and diluted	12,937,500	12,937,500	11,999,192	12,937,500
Basic and diluted net (loss) income per non-redeemable ordinary share	$ 0.09	$ (0.01)	$ (0.27)	$ 0.37
Class A ordinary shares subject to possible redemption
Other income (expense):
Weighted average shares outstanding, basic and diluted	51,750,000	51,750,000	22,975,216	51,750,000	31,145,833
Basic and diluted net (loss) income per non-redeemable ordinary share					$ (0.69)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	0.09	(0.01)	(0.27)	0.37
Class B ordinary shares
Other income (expense):
Net income (loss)					$ (8,452,217)
Weighted average shares outstanding, basic and diluted	12,937,500	12,937,500	11,999,192	12,937,500	12,265,625
Basic and diluted net (loss) income per non-redeemable ordinary share	$ 0.09	$ (0.01)	$ (0.27)	$ 0.37	$ (0.69)